S-K 1603(c) Fiduciary Duties to Other Companies	Jul. 22, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

The following table summarizes the other relevant pre-existing fiduciary or contractual obligations of our officers and directors:

Name of Individual(1)	Name of Affiliated Company	Industry	Affiliation(2)
Michel Tamer	NorthStrive Companies Inc.	Investment Management and Advisory Services	Managing Director, Mergers & Acquisitions
	Quality Management Solutions, Inc.	Private Equity	Chief Executive Officer
James Dawson	GB Capital Ltd.	Accounting	Controller
Jeffrey Parry	Mystic Marine Advisors	Strategic Advisory Services	Partner
	PMGC Holdings Inc.	Holding Company	Independent Director, Chairman of Corporate Governance and Nominating Committee
George Kovalyov	Finx Group Inc.	Financial Technology	Engineering Manager
	PMGC Holdings Inc.	Holding Company	Independent Director, Independent Director, Chairman of Compensation Committee
Dane May	DePaolo & May Strategic Wealth	Investment Advisory Services	Co-Founder and Principal
Gust Kepler	Blackboxstocks, Inc.	Financial Technology	Founder and Chief Executive Officer
David Goertz	DMCL Chartered Professional Accountants	Accounting	Partner